Transmittal Letter

[Letterhead of John L. Thomas, Esq.]

July 29, 2020

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Advanzeon Solutions, Inc.

Commission File No.00 1-9927

Annual Report on Form 10-K/A-2

Dear Madam or Sir:

On behalf of Advanzion Solutions, Inc., enclosed please find an amendment to the Annual Report on Form 10-K for the fiscal year ending December 31, 2019.

All communications regarding the filing may be directed to the undersigned at 609.332.1791.

Very Truly Yours,

/s/ John Thomas,

John Thomas

encl.